Shareholders' Equity - Summary of Preferred Shares, Ordinary Shares, and Deferred Shares Issued (Details) - shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class Of Stock [Line Items]
Preferred shares, issued	0	106,081,025
Deferred shares	142,443,366
Total preferred, ordinary and deferred shares	304,011,678	122,238,835	63,951,305
Ordinary shares
Class Of Stock [Line Items]
Ordinary shares, issued	35,854,945
Series A Preferred Stock
Class Of Stock [Line Items]
Preferred shares, issued		34,840,000	34,840,000
Series B Preferred Stock
Class Of Stock [Line Items]
Preferred shares, issued		58,933,333	20,800,034
SERIES C $0.00001 PAR VALUE
Class Of Stock [Line Items]
Preferred shares, issued		12,307,692
A Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, issued		4,000,000	4,000,000
B Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, issued		1,307,992	1,211,745
C Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, issued		917,874	911,957
D Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, issued		2,972,298	2,164,502
E Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, issued		3,972,188
F Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, issued		2,877,088
Deferred Shares
Class Of Stock [Line Items]
Deferred shares	144,517,898	110,370	23,067
Deferred B Shares
Class Of Stock [Line Items]
Deferred shares	123,638,835	0